Summary of Significant Accounting Policies - Schedule of disaggregated Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of net revenues [Line Items]
Net revenues	¥ 3,167,515	$ 485,443	¥ 1,304,883	¥ 731,598
Learning services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	2,154,669	330,217	699,826	398,186
Online courses services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	2,009,719		607,568	329,424
Fee-based premium services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	144,950		92,258	68,762
Learning products [Member]
Disaggregation of net revenues [Line Items]
Net revenues	539,962	82,753	152,044	30,530
Online marketing services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	¥ 472,884	$ 72,473	¥ 453,013	¥ 302,882